Segment and Related Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting Disclosure
Note 17—Segment and Related Information
We report our contract drilling operations as a single reportable segment, Contract Drilling Services, which reflects how we manage our business. The mobile offshore drilling units comprising our offshore rig fleet operate in a global market for contract drilling services and are often redeployed to different regions due to changing demands of our customers, which consist primarily of large, integrated, independent and government-owned or controlled oil and gas companies throughout the world. As of December 31, 2020, our contract drilling services segment conducts contract drilling operations in Canada, Far East Asia, the Middle East, the North Sea, Oceania, South America and the US Gulf of Mexico.
The following table presents revenues and identifiable assets by country based on the location of the service provided:

	Revenues for Year Ended December 31,			Identifiable Assets as of December 31,
	2020	2019	2018	2020	2019
Australia	$50,434	$33,623	$—	$30,498	$244,244
Brazil	—	—	—	14,184	8,910
Brunei	—	—	3,080	—	—
Bulgaria	—	61,525	84,757	—	—
Canada	28,915	46,147	47,085	4,579	199,696
Curacao	—	—	—	—	75,776
Denmark	7,662	31,076	35,855	—	238,413
East Timor	—	—	33,733	—	—
Egypt	—	49,209	112,473	—	—
Gabon	147	—	—	4,509	4,160
Guyana	222,088	132,414	50,839	1,824,921	1,807,296
Malaysia	—	251,497	91,052	9,199	30,012
Mexico	—	—	—	1,297	28,032
Myanmar	21,084	56,207	16,572	—	151,116
Qatar	31,024	36,948	35,180	24,024	219,569
Saudi Arabia	133,246	154,807	156,989	398,093	673,884
Singapore	—	—	1,769	—	—
Suriname	61,474	17,374	(3)	585,994	599,659
Tanzania	—	—	381	—	—
Trinidad and Tobago	9,468	—	—	19,031	—
United Arab Emirates	—	—	(17)	52,266	31,150
United Kingdom	180,610	243,063	194,602	749,416	1,373,524
United States	209,401	191,548	218,479	545,926	2,599,057
Vietnam	8,719	—	—	—	—

Total	$964,272	$1,305,438	$1,082,826	$4,263,937	$8,284,498